Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000244753
Shareholder Report [Line Items]
Fund Name	Sovereign's Capital Flourish Fund
Trading Symbol	SOVF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sovereign's Capital Flourish Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at +1 (800) 465-1403 or info@sovereignscapital.com or visit our website at https://www.scetfs.com/sovf for additional information.
Additional Information Phone Number	+1 (800) 465-1403
Additional Information Email	info@sovereignscapital.com
Additional Information Website	https://www.scetfs.com/sovf
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Sovereign's Capital Flourish Fund	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call +1 (800) 465-1403 or visit https://www.scetfs.com/sovf for current month-end performance.
Line Graph [Table Text Block]
	Sovereign's Capital Flourish Fund	S&P Composite 1500 Equal Weight Total Return Index
Sep'23	10,000	10,000
Jul'24	12,394	12,339
Jul'25	11,912	12,480
Jan'26	12,085	13,975

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (September 29, 2023)
Sovereign's Capital Flourish Fund - NAV	-5.20%	8.43%
S&P Composite 1500 Equal Weight Total Return Index	9.35%	15.38%

Past performance does not guarantee future results. Call +1 (800) 465-1403 or visit https://www.scetfs.com/sovf for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date	Sep. 29, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 102,369,733
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 423,744
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$102,369,733
# of Portfolio Holdings	77
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$423,744

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.15%
Media	0.23%
Banking	1.48%
Oil & Gas	1.50%
Consumer Staple Products	2.23%
Materials	2.53%
Retail & Wholesale - Staples	2.70%
Real Estate	3.04%
Utilities	3.75%
Financial Services	4.35%
Industrial Products	4.94%
Tech Hardware & Semiconductors	6.06%
Insurance	7.84%
Consumer Discretionary Products	9.23%
Industrial Services	15.32%
Health Care	16.06%
Software & Tech Services	18.59%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United Kingdom	0.11%
Canada	0.49%
United States	99.40%

Material Fund Change [Text Block]